Investments - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Investment	Dec. 31, 2018 USD ($) Investment
Schedule Of Available For Sale Securities [Line Items]
Realized gains or losses	$ 0.0	$ 0.0		$ 0.0	$ 0	$ 0
Available-for-sale investments	$ 0		$ 0		$ 73,065,000	$ 70,771,000
Maximum
Schedule Of Available For Sale Securities [Line Items]
Realized gains or losses			$ 100,000
US Treasury Bonds
Schedule Of Available For Sale Securities [Line Items]
Number of investments in unrealized loss position for less than 12 months | Investment					4	14
Investments in unrealized loss position for less than 12 months, fair value					$ 18,000,000	$ 61,800,000
Available-for-sale investments					$ 73,065,000	$ 70,771,000